Summary Prospectus Supplement	August 25, 2016

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2016

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, Greg Kelly, David Morgan, Ferat Ongoren, Walter Scully, and Di Yao.

Mr. Cox joined the portfolio team for the fund in June 2016 and is an Analyst.

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